Accounts Receivables, Net (Details) - Schedule of Accounts Receivables, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Receivables, Net [Abstract]
Accounts receivable	$ 49,474	$ 217,798
Allowance for doubtful accounts	(1,721)	(6,442)	$ (1,112)
Accounts receivables, net	$ 47,753	$ 211,356